Significant Accounting Policies and Practices (Details) - Schedule of consolidated subsidiaries and/or entities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Jerrick Ventures LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
Abacus Tech Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Australia	Australia
Company Ownership Interest	100.00%	100.00%
Brave Foods, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Brave Foods, LLC
Company Ownership Interest	100.00%
Denver Bodega, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Colorado
Company Ownership Interest	100.00%
Dune Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	50.00%	50.00%
Plant Camp LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	89.00%	89.00%
OG Collection, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%
OG Gallery, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%
Orbit Media LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	New York
Company Ownership Interest	51.00%
WHE Agency, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	44.00%	44.00%